Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade receivables net
	December 31, 2021	December 31, 2020

Customers	971	1,122
Less expected credit loss	(464)	(405)
Total	507	717